Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Consolidated Statements of Comprehensive Loss [Abstract]
Net (loss) for the year	$ (29,589,382)	$ (18,666,058)	[1],[2]	$ (5,491,654)	[1],[2]
Currency translation differences	(130,860)	(260,682)		(9,915)
Remeasurements of defined benefit plan	3,486	551,649		627,193
Total comprehensive (loss) for the year	(29,716,756)	(18,375,091)		(4,874,376)
Attributable to:
Equity holders of the Company	(29,697,846)	(18,276,544)		(4,870,410)
Non-controlling interests	(18,910)	(98,547)		(3,966)
Comprehensive income	$ (29,716,756)	$ (18,375,091)		$ (4,874,376)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).